Summary of Significant Accounting Policies - Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Issuance of warrants in connection with debt borrowing		$ 0	$ 0	$ 141
ArcLight Warrants
Class of Warrant or Right [Line Items]
Issuance of warrants in connection with debt borrowing	$ 21,425
ArcLight Public Warrants
Class of Warrant or Right [Line Items]
Issuance of warrants in connection with debt borrowing	13,875
ArcLight Private Placement Warrants
Class of Warrant or Right [Line Items]
Issuance of warrants in connection with debt borrowing	$ 7,550